Related Party Transactions (Other Transactions between the Group and Sinopec Group and Its Subsidiaries, Associates and Joint Ventures of the Group) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Depreciation of right-of-use assets	¥ 101,998	¥ 0	¥ 0
Interest expense of lease liabilities	2,570	0	0
Loans borrowed	0	50,000	0
Interest income	398,176	443,661	268,379
Loans repayment	0	50,000	0
Interest expense	53,784	79,246	54,384
The group and Sinopec group and subsidiaries associates and joint ventures of the group [Member]
Disclosure of transactions between related parties [line items]
Sales of goods and service fee income	2,851,633	4,141,781	3,054,220
Purchase	6,498,842	6,236,175	4,412,559
Depreciation of right-of-use assets	80,640	0	0
Interest expense of lease liabilities	2,304	0	0
Rental income	11,831	0	0
Sinopec Group and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Sales of goods and service fee income	7,724	11,486	10,531
Purchase	1,918,873	2,253,446	378,111
Insurance premiums expenses	108,223	121,329	126,405
Lease expenses	0	59,160	53,960
Depreciation of right-of-use assets	80,552	0	0
Interest expense of lease liabilities	2,285	0	0
Construction and installation cost	143,560	109,146	172,404
Rental income	461	0	0
Associates and joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Sales of goods and service fee income	2,843,909	4,130,295	3,043,689
Purchase	4,579,969	3,982,729	4,034,448
Rental income	11,370	0	0
Joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Depreciation of right-of-use assets	88	0	0
Interest expense of lease liabilities	19	0	0
Sinopec Finance [member]
Disclosure of transactions between related parties [line items]
Loans borrowed	0	50,000	0
Interest income	1,295	610	5,147
Loans repayment	0	50,000	0
Interest expense	¥ 0	¥ 1,326	¥ 0